Commitments and Contingencies - Schedule of Future Minimum Operating Lease Payments for Operating Facilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2019	$ 142
2019		$ 402
2020	582	414
2021	599	426
2022	153	109
Total future minimum lease payments	$ 1,476	$ 1,351